Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Feb. 01, 2021	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Diluted loss per share (in Shares)		925,635	442,573
Duration of intangible assets		3 years
Unrecognized tax benefits		50.00%
Derivative warrant loss	$ 9,743,659
Warrant liability		$ 0	$ 0